Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			4 Months Ended	12 Months Ended
	Jan. 31, 2019	Jan. 23, 2019	Jan. 21, 2019	Apr. 22, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution Made To Limited Partner Cash Distributions Paid					$ 48,422	$ 66,857	$ 66,856
Distribution 3 - FY 2018
Distribution Made To Limited Partner And General Partner Declaration Date					Oct. 09, 2018
Distributions paid, Per unit					$ 0.25
Annual distributions paid, Per unit					$ 1
Distribution Made To Limited Partner Cash Distributions Paid					$ 8,900
Distribution Made To Limited And General Partner Distribution Date					Oct. 26, 2018
Distribution Made To Limited And General Partner Date Record					Oct. 19, 2018
Subsequent Event | Distribution 4 - FY 2018
Distribution Made To Limited Partner And General Partner Declaration Date		Jan. 23, 2019
Distributions paid, Per unit		$ 0.0625
Annual distributions paid, Per unit		$ 0.25
Distribution Made To Limited Partner Cash Distributions Paid		$ 2,200
Distribution Made To Limited And General Partner Distribution Date		Feb. 14, 2019
Distribution Made To Limited And General Partner Date Record		Feb. 07, 2019
Subsequent Event | Distribution from November 12, 2018 to February 11, 2019 | Series A Preferred
Distribution Made To Limited Partner And General Partner Declaration Date			Jan. 21, 2019
Distributions paid, Per unit			$ 0.5625
Distribution Made To Limited And General Partner Distribution Date			Feb. 12, 2019
Distribution Made To Limited And General Partner Date Record			Feb. 05, 2019
Subsequent Event | Distribution from and including October 23, 2018 to, but excluding, February 22, 2019 | Series B Preferred
Distribution Made To Limited Partner And General Partner Declaration Date	Jan. 31, 2019
Distributions paid, Per unit	$ 0.7231
Distribution Made To Limited And General Partner Distribution Date	Feb. 22, 2019
Distribution Made To Limited And General Partner Date Record	Feb. 15, 2019
Subsequent Event | Distribution 1 - FY 2019
Distribution Made To Limited Partner And General Partner Declaration Date				Apr. 22, 2019
Distribution Made To Limited Partner Cash Distributions Paid				$ 2,200
Distribution Made To Limited And General Partner Distribution Date				May 10, 2019
Distribution Made To Limited And General Partner Date Record				May 03, 2019